Net Income Per Share (Details) - Schedule of reconciliation of the fully dilutive securities effect - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the fully dilutive securities effect [Abstract]
Net income attributable to common stockholders	$ 2,861	$ 891
Weighted average basic shares outstanding	13,576	13,415
Dilutive effect of stock options and restricted stock	$ 2,046	$ 1,926
Weighted average shares for diluted earnings per share	15,622	15,341
Basic income per share	$ 0.21	$ 0.07
Diluted income per share	$ 0.18	$ 0.06